1. Nature of Operations	5 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Oxys Corporation (the "Company") was incorporated on August 4, 2016 in Nevada. It maintains its principal office in Massachusetts at 705 Cambridge St., Cambridge, MA 02142.

The Company is currently considered a development stage company as referred in ASU 2014-10 Development Stage Entities (Topic 915).  The Company is currently devoting substantially all its efforts in identifying, developing and marketing engineered products, software and services for applications in the Industrial Internet which involves collecting and processing data collected from a wide variety of industrial systems and machines.

Subsequent Events

The Company has evaluated events and transactions occurring subsequent to December 31, 2016, for items that should potentially be recognized or disclosed in these financial statements.  The evaluation was conducted through April 27, 2017, the date these financial statements were issued.

On July 28, 2017, the Company executed and closed the Securities Exchange Agreement dated effective March 16, 2017, between the Company, OXYS, and the shareholders of OXYS and changed its name to IIOT-OXYS, Inc. As a result of the Closing, the Company issued 34,687,244 shares on a pro rata basis to the shareholders of OXYS, and OXYS became a wholly owned subsidiary of the Company. In addition, the Company cancelled 1,500,000 outstanding shares held by principal shareholders of the Company, which resulted in a total of 38,453,328 shares issued and outstanding upon completion of the Closing.

OXYS Corporation was incorporated on August 4, 2016 in Nevada. It maintains its principal office in Massachusetts at 705 Cambridge St., Cambridge, MA 02142.

The Company was only recently formed and is currently devoting substantially all its efforts in identifying, developing and marketing engineered products, software and services for applications in the Industrial Internet which involves collecting and processing data collected from a wide variety of industrial systems and machines.